UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave 10th Floor
	  New York NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature                               Place             and Date of Signing:


Robert Penberth				 New York, NY	    November 16, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  152,281 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ADM 7/8% Due 02/15/2014	       CNV	   039483AW2 491       500000 	PRN	 SOLE		      500000
AFFORD RESID COM 7.5% 08/15    CNV	   00828UAB9 1077      1000000 	PRN	 SOLE		      1000000
AMAZON.COM INC CMN	       PUT	   023135106 8048      86200 	SH  PUT	 SOLE		      86200
AMEX UTILITIES SELECT INDEX    PUT	   81369Y886 1156      39400 	SH  PUT	 SOLE		      39400
APOLLO GROUP CLASS A COMMON    PUT	   037604105 972       13200 	SH  PUT	 SOLE		      13200
ARCHER-DANIELS-MIDLAND COMPANY CNV	   039483201 806       20200 	SH	 SOLE		      20200
BARRICK GOLD CORPORATION CMN   COM	   067901108 2217      58500 	SH	 SOLE		      58500
C.H. ROBINSON WORLDWIDE INC.   PUT	   12541W209 1975      34200 	SH  PUT	 SOLE		      34200
CAMECO CORPORATION CMN	       COM	   13321L108 863       31055 	SH	 SOLE		      31055
CAREER EDUCATION CORP CMN      PUT	   141665109 486       20000 	SH  PUT	 SOLE		      20000
CENTRAL GOLDTRUST CMN	       COM	   153546106 1540      38706 	SH	 SOLE		      38706
COLLECTIVE BRANDS, INC. CMN    PUT	   19421W100 347       20000 	SH  PUT	 SOLE		      20000
COMCAST CORPORATION CMN CL A   COM	   20030N200 863       53639 	SH	 SOLE		      53639
DENNY'S CORPORATION CMN	       COM	   24869P104 414       155671 	SH	 SOLE		      155671
DILLARDS INC CL-A CMN CLASS A  PUT	   254067101 726       51500 	SH  PUT	 SOLE		      51500
DOMTAR CORPORATION CMN CLASS   COM	   257559203 4283      121628 	SH	 SOLE		      121628
ECHOSTAR CORPORATION CMN       COM	   278768106 1008      54619 	SH	 SOLE		      54619
EXTERRAN HOLDINGS, INC. CMN    COM	   30225X103 5319      224047 	SH	 SOLE		      224047
GENERAL MOLY, INC. CMN	       COM	   370373102 167       53050 	SH	 SOLE		      53050
GOOGLE, INC. CMN CLASS A       PUT	   38259P508 2479      5000 	SH  PUT	 SOLE		      5000
GRAHAM CORP (DEL) CMN	       COM	   384556106 2237      143845 	SH	 SOLE		      143845
HILLTOP HOLDINGS INC CMN       COM	   432748101 734       59848 	SH	 SOLE		      59848
INGLES MARKETS INC CL-A CMN    COM	   457030104 522       32970 	SH	 SOLE		      32970
ISHARES FTSE XINHAU CHINA 25   PUT	   464287184 1616      39500 	SH  PUT	 SOLE		      39500
ISHARES RUSSELL 2000 INDEX     PUT	   464287655 18283     303500 	SH  PUT	 SOLE		      303500
ISHARES SILVER TRUST ETF       ETF	   46428Q109 303       18500 	SH	 SOLE		      18500
ITT EDUCATIONAL SERVICES INC   PUT	   45068B109 331       3000 	SH  PUT  SOLE		      3000
JO-ANN STORES, INC CMN	       PUT	   47758P307 805       30000 	SH  PUT	 SOLE		      30000
KINROSS GOLD CORP 1.75% 03/15  CNV	   496902AD9 5327      4950000 	PRN	 SOLE		      4950000
MARKET VECTORS ETF TRUST GOLD  ETF	   57060U100 3118      68840 	SH	 SOLE		      68840
MARKET VECTORS ETF TRUST GOLD  CALL	   57060U100 1028      22700 	SH  CALL SOLE		      22700
MATRIX SERVICE COMPANY CMN     COM	   576853105 380       35000 	SH	 SOLE		      35000
MCMORAN EXPLORATION CO CONV    CNV	   582411500 2146      33440 	SH	 SOLE		      33440
MITCHAM INDS INC CMN	       COM	   606501104 120       19367 	SH	 SOLE		      19367
MONSANTO COMPANY CMN	       COM	   61166W101 1254      16198 	SH	 SOLE		      16198
MONSANTO COMPANY CMN	       CALL	   61166W101 697       9000 	SH  CALL SOLE		      9000
NEVADA GOLD & CASINO INC       COM	   64126Q206 190       158737 	SH	 SOLE		      158737
NUCOR CORPORATION CMN	       COM	   670346105 447       9501 	SH	 SOLE		      9501
OWENS-ILLINOIS INC CMN	       COM	   690768403 417       11275 	SH	 SOLE		      11275
PETROLEO BRASILEIRO S.A.       CALL	   71654V408 689       15000 	SH  CALL SOLE		      15000
PETROLEO BRASILEIRO S.A.       COM	   71654V101 196       4988 	SH	 SOLE		      4988
POTASH CORP. OF SASKATCHEWAN   COM	   73755L107 904       10000 	SH	 SOLE		      10000
POWERSHARES DB AGRICULTURE     CALL	   73936B408 764       30000 	SH  CALL SOLE		      30000
POWERSHARES QQQ TRUST MUTUAL   PUT	   73935A104 8725      206500 	SH  PUT	 SOLE		      206500
PRICELINE.COM INC CMN	       PUT	   741503403 4328      26100 	SH  PUT	 SOLE		      26100
RESEARCH IN MOTION LIMITED     PUT	   760975102 2069      30600 	SH  PUT	 SOLE		      30600
ROYAL CARIBBEAN CRUISES LTD    PUT	   V7780T103 6350      263700 	SH  PUT	 SOLE		      263700
RUBICON MINERALS CORPORATION   COM	   780911103 116       28000 	SH	 SOLE		      28000
SEACOR HOLDINGS INC. CMN       COM	   811904101 3938      48243 	SH	 SOLE		      48243
SPDR GOLD TRUST ETF	       ETF	   78463V107 7211      72944 	SH	 SOLE		      72944
SPDR GOLD TRUST ETF	       CALL	   78463V107 19305     195300 	SH  CALL SOLE		      195300
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 7918      232000 	SH  PUT	 SOLE		      232000
STEWART ENTERPRISES INC 3.375  CNV	   860370AK1 2616      3100000 	PRN	 SOLE		      3100000
STEWART ENTERPRISES INC        COM	   860370105 1491      285000 	SH	 SOLE		      285000
TENNECO INC CMN	               PUT	   880349105 261       20000 	SH  PUT	 SOLE		      20000
TERRA INDUSTRIES INC CMN       COM	   880915103 924       26651 	SH	 SOLE		      26651
THE MOSAIC COMPANY CMN	       COM	   61945A107 1302      27100 	SH	 SOLE		      27100
TIDEWATER INC CMN	       PUT	   886423102 1243      26400 	SH  PUT	 SOLE		      26400
TITAN INTERNATIONAL INC (NEW)  COM	   88830M102 3488      391906 	SH	 SOLE		      391906
UNITED STATES NATURALGAS FD    CALL	   912318102 1702      145000 	SH  CALL SOLE		      145000
WELLS FARGO & CO (NEW) CMN     PUT	   949746101 1550      55000 	SH  PUT	 SOLE		      55000